Information by business segment and by geographic area - Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 1,798	$ 1,751
Property, plant and equipment and intangibles	55,176	50,942
Sustaining capital (i)	3,859	4,034
Project execution	1,587	999
Product inventory	5,446	5,033
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,296	1,113
Property, plant and equipment and intangibles	33,048	28,988
Sustaining capital (i)	2,236	2,481
Project execution	866	531
Product inventory	3,102	3,012
Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures		17
Property, plant and equipment and intangibles	19,655	20,127
Sustaining capital (i)	1,521	1,518
Project execution	338	344
Product inventory	1,859	1,862
All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	502	621
Property, plant and equipment and intangibles	2,473	1,827
Sustaining capital (i)	102	35
Project execution	383	124
Product inventory	$ 485	$ 159